Goodwill and other intangibles (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 3,220
2024	3,110
2025	2,559
2026	1,157
Future amortization of intangible assets	10,046
Balance at January 1, 2021	32,132
Balance at December 31, 2021	32,132
Balance at December 31, 2022	$ 32,132